PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2025
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net

	As of December 31,
	2024	2025
Cost:
Buildings	791	782
Leasehold improvements	11,187	10,872
Furniture, fixtures and equipment	2,363	2,490
Motor vehicles	2	3
	14,343	14,147
Less: Accumulated depreciation	8,769	9,121
	5,574	5,026
Construction in progress	108	204
Property and equipment, net	5,682	5,230